Related party transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related-party transactions
Note 27: Related party transactions

Financing Transactions
Certain directors and executives of the Bank, companies in which they are principal owners and/or members of the board, and trusts in which they are involved, have loans with the Bank. Loans to directors were made in the ordinary course of business at normal credit terms, including interest rate and collateral requirements. Loans to executives may be eligible to preferential rates. As at December 31, 2018, related party director and executive loan balances were $97.2 million (December 31, 2017: $30.6 million). During the year ended December 31, 2018, new issuance of loans to related parties were $77.3 million and repayments and change in directorships were $11.0 million (year ended December 31, 2017: $31.7 million and $8.9 million, respectively; year ended December 31, 2016: $27.6 million and $25.1 million, respectively). During the year ended December 31, 2017, a director resigned from the Board resulting in $4.3 million in loans being reclassified out of related-party loans. All of these loans were considered performing loans as at December 31, 2018 and December 31, 2017. For the year ended December 31, 2018, the Bank has recognized $4.5 million (December 31, 2017: $1.1 million; December 31, 2016: $0.4 million) of loan interest revenue in the consolidated statement of operations relating to directors and executives, companies in which they are principal owners and/or members of the board and trusts in which they are involved.

Certain directors and executives of the Bank, companies in which they are principal owners, and trusts in which they are involved, have deposits with the Bank. As at December 31, 2018, related party director and executive deposit balances were $17.2 million (December 31, 2017: $23.5 million).

Certain affiliates of the Bank have loans and deposits with the Bank. The loans were made and the deposits are maintained in the ordinary course of business on normal commercial terms. At December 31, 2018, affiliates had loan balances of $10.2 million (December 31, 2017: $10.5 million) and deposit balances of $0.4 million (December 31, 2017: $0.6 million). For the year ended December 31, 2018, the Bank has recognized $1.8 million (December 31, 2017: $1.9 million; December 31, 2016: $2.2 million) of non-interest expenses and $0.6 million (December 31, 2017: $0.6 million; December 31, 2016: $0.6 million) of loan interest revenue in the consolidated statement of operations relating to affiliates which the Bank holds investments in.

Capital Transaction
Up to February 28, 2017, investment partnerships associated with The Carlyle Group held approximately 14% of the Bank's equity voting power along with the right to designate two persons for nomination for election by the shareholders as members of the Bank’s Board of Directors. On February 28, 2017, as a result of a secondary public offering, the Carlyle Group sold their holdings in the Bank, and as a result, the investment agreement between the Bank and the Carlyle Group was terminated.

Financial Transactions With Related Parties
The Bank holds seed investments in several Butterfield mutual funds, which are managed by a wholly-owned subsidiary of the Bank. As at December 31, 2018, these investments have a fair value of $6.2 million with an unrealized gain of $1.2 million (December 31, 2017: $6.6 million and $1.6 million, respectively) and were included in trading investments at their fair value. As at December 31, 2018, several Butterfield mutual funds which are managed by a wholly owned subsidiary of the Bank, had loan balances of $1.8 million (December 31, 2017: nil) and deposit balances of $36.7 million (December 31, 2017: $0.2 million). During the year ended December 31, 2018, the Bank earned $9.4 million (December 31, 2017: $7.7 million; December 31, 2016: $5.7 million) in asset management revenue from funds managed by a wholly-owned subsidiary of the Bank. During the year ended December 31, 2018, the Bank earned $1.4 million (December 31, 2017: $1.0 million; December 31, 2016: $1.0 million) in custody and other administration services revenue from funds managed by a wholly-owned subsidiary of the Bank and directors and executives, companies in which they are principal owners and/or members of the board and trusts in which they are involved. During the year ended December 31, 2018, the Bank earned $0.9 million (December 31, 2017: $0.1 million; December 31, 2016: $0.1 million) in other income from other related parties.